Finance Leases	12 Months Ended
Dec. 31, 2011
Finance Leases:
Finance Leases

17.            FINANCE LEASES

In 2009-2011, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with ASC 840, “Leases”, as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2011 and 2010, the net book value of the leased assets was as follows:

	December 31, 2011	December 31, 2010
Transportation equipment and vehicles	445,850	195,054
Operating machinery and equipment	198,193	93,639
Construction-in-progress	596	1,731
Less: accumulated depreciation	(73,037)	(34,263)
Net value of property, plant and equipment, obtained under capital lease agreements	571,602	256,161

The carrying amount and maturities of capital lease liabilities as of December 31, 2011 were as follows:

	Total payable	Interest	Net payable
Payable in 2012	156,802	(59,895)	96,907
Payable in 2013	138,086	(46,518)	91,568
Payable in 2014	117,920	(34,621)	83,299
Payable in 2015	99,474	(23,911)	75,563
Payable in 2016	69,727	(14,413)	55,314
Payable thereafter	77,779	(8,274)	69,505
Total capital lease liabilities	659,788	(187,632)	472,156

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 6.5% to 16.4% (U.S. dollar-denominated contracts), from 4.9% to 26.4% (euro-denominated contracts) and from 5.3% to 23.6% (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of income and comprehensive income (loss) in 2011 and 2010 amounted to $52,679 and $18,664, respectively.

In 2011, the Group signed several finance lease contracts under which leased property was expected to be received in 2012-2017. The total amount of commitments under these lease contracts as of December 31, 2011 is equal to $102,510.